INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 16, 2019 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 24, 2019 OF:

Invesco Emerging Markets Revenue ETF

Invesco Emerging Markets Ultra Dividend Revenue ETF

Invesco Global ESG Revenue ETF

Invesco Global Revenue ETF

Invesco International Revenue ETF

Invesco International Ultra Dividend Revenue ETF

Invesco Russell 1000® Low Volatility Factor ETF

Invesco Russell 1000® Momentum Factor ETF

Invesco Russell 1000® Quality Factor ETF

Invesco Russell 1000® Size Factor ETF

Invesco Russell 1000® Value Factor ETF

Invesco Russell 1000® Yield Factor ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Financials Revenue ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P Ultra Dividend Revenue ETF

The Invesco ETFs discussed in the prospectus and statement of additional information (each, an “Invesco ETF” and collectively, the “Invesco ETFs”) are newly organized funds that have been created for purposes of acquiring the assets and liabilities of a corresponding series of the Oppenheimer ETF Trust (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”) listed in the chart below pursuant to an Agreement and Plan of Reorganization (the “Plan of Reorganization”).

PREDECESSOR FUNDS	INVESCO ETFS
Oppenheimer Emerging Markets Revenue ETF	Invesco Emerging Markets Revenue ETF
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Invesco Emerging Markets Ultra Dividend Revenue ETF
Oppenheimer Global ESG Revenue ETF	Invesco Global ESG Revenue ETF
Oppenheimer Global Revenue ETF	Invesco Global Revenue ETF
Oppenheimer International Revenue ETF	Invesco International Revenue ETF
Oppenheimer International Ultra Dividend Revenue ETF	Invesco International Ultra Dividend Revenue ETF
Oppenheimer Russell 1000® Low Volatility Factor ETF	Invesco Russell 1000® Low Volatility Factor ETF
Oppenheimer Russell 1000® Momentum Factor ETF	Invesco Russell 1000® Momentum Factor ETF
Oppenheimer Russell 1000® Quality Factor ETF	Invesco Russell 1000® Quality Factor ETF
Oppenheimer Russell 1000® Size Factor ETF	Invesco Russell 1000® Size Factor ETF
Oppenheimer Russell 1000® Value Factor ETF	Invesco Russell 1000® Value Factor ETF
Oppenheimer Russell 1000® Yield Factor ETF	Invesco Russell 1000® Yield Factor ETF
Oppenheimer S&P 500 Revenue ETF	Invesco S&P 500 Revenue ETF
Oppenheimer S&P Financials Revenue ETF	Invesco S&P Financials Revenue ETF
Oppenheimer S&P MidCap 400 Revenue ETF	Invesco S&P MidCap 400 Revenue ETF
Oppenheimer S&P SmallCap 600 Revenue ETF	Invesco S&P SmallCap 600 Revenue ETF
Oppenheimer S&P Ultra Dividend Revenue ETF	Invesco S&P Ultra Dividend Revenue ETF

If the reorganization occurs, the Predecessor Fund will be considered the accounting and performance survivor of the reorganization, and accordingly, certain performance information, financial highlights, and other information relating to each Predecessor Fund has been included in the prospectus and statement of additional information and presented as if each reorganization had been consummated. As of the date of the prospectus and statement of additional information, however, each reorganization has not occurred and remains subject to the satisfaction or waiver of certain closing conditions. As a result, the Invesco ETFs have not commenced operations and shares of the Invesco ETFs are only being offered to shareholders of the Predecessor Funds pursuant to a joint proxy statement/prospectus, and are not currently being offered to the public outside of the Plan of Reorganization. If an Invesco ETF’s reorganization is consummated, the Invesco ETF will commence operations on the date that the reorganization is effected in accordance with the Plan of Reorganization, which is anticipated to occur after the close of business on May 24, 2019. This supplement will be effective for an Invesco ETF until consummation of that Invesco ETF’s reorganization.

Please Retain This Supplement For Future Reference.

O-TRST2-PRO-SAI-SUP1-051519